Note 12 - Income Taxes - Schedule of Income Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
United States			$ 14,703	$ (67,489)
Foreign			2,100	801
Income (loss) before income taxes	$ 5,208	$ (15,496)	$ 16,803	$ (66,688)